Offerings - Offering: 1	Nov. 10, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Maximum Aggregate Offering Price	$ 250,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 21,750.00
Offering Note	The filing fee is calculated and being paid pursuant to Rule 457(o) under the Securities Act of 1933, as amended, or the Securities Act, based on the proposed maximum aggregate offering price. In accordance with Rules 456(b) and 457(r) under the Securities Act, the Registrant initially deferred payment of all of the registration fees for the Registrant's Registration Statement on Form S-3ASR (Registration No. 333-297535) filed with the Securities and Exchange Commission on July 17, 2026.